UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   601 Union Street, Suite 3900
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew C. Rudolf
Title:     Managing Director
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Matthew C. Rudolf          Seattle, Washington            August 15, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      61

Form 13F Information Table Value Total:      $103,800


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- -------- ---------- ----------------- ---------- -------- --------------------
                                                      VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER     TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------------------- --------------- -------- --------- -------- --- ---- ---------- -------- ------ ------ ------
ALBANY INTL CORP CL A               COM    012348108     1794    66653  SH          Sole              66653
ALLIANT TECHSYSTEMS INC             COM    018804104     1212    19000  SH          Sole              19000
ALLSTATE CORP                       COM    020002101      462    12500  SH          Sole              12500
AMGEN INC COM                       COM    031162100     6545   156280  SH          Sole             156280
AOL TIME WARNER Inc.                COM    00184A105     1801   122400  SH          Sole             122400
ARCHER DANIELS MIDLAND              COM    03948310      1702   133050  SH          Sole             133050
ARV ASSISTED LIVING                 COM    00204C107     2235  1039400  SH          Sole            1039400
AUSPEX SYSTEMS INC                  COM    052116100      179   711400  SH          Sole             711400
BOEING CO COM                       COM    097023105     1526    33903  SH          Sole              33903
BURLINGTON RES INC COM              COM    122014103      876    23050  SH          Sole              23050
CARDIMA INC.                        COM    14147M106      142    98100  SH          Sole              98100
CITIGROUP INC                       COM    172967101      450    11600  SH          Sole              11600
COMPUTER TASK GROUP                 COM    205477102       56    11200  SH          Sole              11200
COST-U-LESS INC                     COM    221492101       86    59600  SH          Sole              59600
DETREX CORP                         COM    250685104     1046   217870  SH          Sole             217870
DIME TRACKING WARRANTS              *W Exp 25429Q110        2    21000  SH          Sole              21000
EQUITY RESIDENT PPTYS SH BEN INT    COM    29476L107     1816    63175  SH          Sole              63175
ERICSSON L M TEL CO ADR CL B SEK10  ADR CL 294482130       14    10000  SH          Sole              10000
FRISCO BAY INDS LTD                 COM    358751105     1945   193550  SH          Sole             193550
GENERAL ELEC CO COM                 COM    369604103      439    15100  SH          Sole              15100
GLAXOSMITHKLINE PLC                 SPON AD37733W105      200     4641  SH          Sole               4641
GRUPO TRANS MARITIMA MEXICANA       COM    40051D105     3129   453500  SH          Sole             453500
HCA INC                             COM    404119109     1140    24000  SH          Sole              24000
HELMERICH & PAYNE INC W/RTS TO      COM    423452101      536    15000  SH          Sole              15000
HRPT PROPERTIES TRUST               COM    40426W101     1088   122900  SH          Sole             122900
HUGOTON RTY TR TEX                  COM    444717102     2587   244100  SH          Sole             244100
INCYTE PHARMACEUTICALS COM          COM    45337C102      905   124500  SH          Sole             124500
INNOVATIVE GAMING CORP OF AMER      COM    45764F107       41   177200  SH          Sole             177200
INVISION TECHNOLOGIES INC           COM    461851107      604    25000  SH          Sole              25000
KOREA ELECTRIC POWER CORP.          SPON AD500631106     3274   312700  SH          Sole             312700
KROLL INC                           COM    501049100      225    10400  SH          Sole              10400
MAGNUM HUNTER RESOURCES INC         COM    55972F203     2323   294450  SH          Sole             294450
MCDONALDS CORP                      COM    580135101     2922   102700  SH          Sole             102700
MICROSOFT CORP COM                  COM    594918104    36392   665293  SH          Sole             665293
NEOTHERAPEUTICS INC                 COM    640656104       69   361468  SH          Sole             361468
NEWMONT MINING CORP COM             COM    651639106     2109    80100  SH          Sole              80100
ON ASSIGNMENT INC                   COM    682159108      372    20900  SH          Sole              20900
ONVIA COM INC                       COM    68338T10         9    46500  SH          Sole              46500
ORASURE TECHNOLOGIES INC            COM    68554V108      675   103800  SH          Sole             103800
PE CORP CELERA GEN GRP              COM    69332s201      842    70194  SH          Sole              70194
PLUM CREEK TIMBER CO Inc. REIT      COM    729251108     2267    73850  SH          Sole              73850
PUTNAM MASTR INTR INCM SH BEN INT   SH BEN 746909100     1135   181350  SH          Sole             181350
QUIPP INC COM                       COM    748802105      769    58181  SH          Sole              58181
RATEEXCHANGE                        COM    75409110         7    16700  SH          Sole              16700
RAYTHEON CO                         COM    75511150      5069   124400  SH          Sole             124400
RIMAGE CORP                         COM    766721104      128    16250  SH          Sole              16250
RITE AID CORP                       COM    767754104      853   363000  SH          Sole             363000
ROYCE MICRO-CAP TR INC COM          COM    780915104      922    78980  SH          Sole              78980
ROYCE VALUE TR INC COM              COM    780910105      936    56547  SH          Sole              56547
SCHWAB CHARLES CP NEW               COM    808513105      149    13300  SH          Sole              13300
SENSYS TECHNOLOGIES INC             COM    81726s101      237    25800  SH          Sole              25800
TEGAL CORP                          COM    879008100      152   185000  SH          Sole             185000
TEXAS INDUSTRIES INC                COM    882491103     1445    45900  SH          Sole              45900
TRIARC COS INC CL A                 COM    895927101     1124    40708  SH          Sole              40708
US BANCORP DEL COM                  COM    902973106      550    23547  SH          Sole              23547
VAN KAMPEN NEW YORK QUALITY MUNICIPACOM    920922101      202    12700  SH          Sole              12700
VERAMARK TECHNOLOGOES INC           COM    923351100      322   607500  SH          Sole             607500
VOLT INFORMATION SCIENCES INC       COM    928703107      582    23758  SH          Sole              23758
WASHINGTON MUT INC COM              COM    939322103     2817    75903  SH          Sole              75903
WYETH                               COM    983024100      246     4800  SH          Sole               4800
ZWEIG TOTAL RETURN FUND INC         COM    98983710       118    19200  SH          Sole              19200